LONG-TERM DEBT (Schedule of Long-Term Debt) (Details) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Long-Term Debt
Long-term debt		$ 1,031,666
Less current portion	131,546	130,905	146,110
Long-term debt, noncurrent	861,718	900,761	986,916
Interest expense on long-term debt	7,987	35,249
Mortgage payable [Member]
Long-Term Debt
Long-term debt	765,484	784,288	832,842
Debt instrument, frequency of payments		monthly
Debt instrument, maturity date	Apr. 22, 2014	Apr. 22, 2014
Debt instrument, stated interest rate	5.50%	5.50%
Equipment note payable maturing on November 1, 2014 [Member]
Long-Term Debt
Long-term debt		0	300,184
Debt instrument, maturity date		Nov. 01, 2014
Debt instrument, stated interest rate		5.50%
Equipment note payable maturing on September 28, 2015 [Member]
Long-Term Debt
Long-term debt	184,468	201,960	0
Debt instrument, maturity date	Sep. 28, 2015	Sep. 28, 2015
Debt instrument, stated interest rate	3.90%	3.90%
Vehicle Loan [Member]
Long-Term Debt
Long-term debt	$ 43,312	$ 45,418	$ 0
Debt instrument, maturity date	Nov. 21, 2017	Nov. 21, 2017
Debt instrument, stated interest rate	3.90%	3.90%